13. STOCK-BASED COMPENSATION (Details Narrative) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation expense	¥ 13,269
Unrecognized compensation expense	¥ 19,503
Unrecognized compensation expense, recognition period	3 years 6 months 4 days